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                              Flex Edge Success(SM)



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                                  Joint Edge(R)



                                                             Annual Reports for:

                                                      Phoenix Home Life Variable
                                                          Universal Life Account



                                                               December 31, 1997

                               TABLE OF CONTENTS

               PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT




Money Market Sub-Account
 Statement of Assets and Liabilities .........   2
 Statement of Operations .....................   3
 Statement of Changes in Net Assets ..........   4
Growth Sub-Account
 Statement of Assets and Liabilities .........   2
 Statement of Operations .....................   3
 Statement of Changes in Net Assets ..........   4
Multi-Sector Fixed Income Sub-Account
 Statement of Assets and Liabilities .........   2
 Statement of Operations .....................   3
 Statement of Changes in Net Assets ..........   4
Strategic Allocation Sub-Account
 Statement of Assets and Liabilities .........   2
 Statement of Operations .....................   3
 Statement of Changes in Net Assets ..........   4
International Sub-Account
 Statement of Assets and Liabilities .........   2
 Statement of Operations .....................   3
 Statement of Changes in Net Assets ..........   4
Balanced Sub-Account
 Statement of Assets and Liabilities .........   2
 Statement of Operations .....................   3
 Statement of Changes in Net Assets ..........   4


Real Estate Sub-Account
 Statement of Assets and Liabilities .........   2
 Statement of Operations .....................   3
 Statement of Changes in Net Assets ..........   5
Strategic Theme Sub-Account
 Statement of Assets and Liabilities .........   2
 Statement of Operations .....................   3
 Statement of Changes in Net Assets ..........   5
Aberdeen New Asia Sub-Account
 Statement of Assets and Liabilities .........   2
 Statement of Operations .....................   3
 Statement of Changes in Net Assets ..........   5
Enhanced Index Sub-Account
 Statement of Assets and Liabilities .........   2
 Statement of Operations .....................   3
 Statement of Changes in Net Assets ..........   5
Wanger International Small Cap Sub-Account
 Statement of Assets and Liabilities .........   2
 Statement of Operations .....................   3
 Statement of Changes in Net Assets ..........   5
Wanger U.S. Small Cap Sub-Account
 Statement of Assets and Liabilities .........   2
 Statement of Operations .....................   3
 Statement of Changes in Net Assets ..........   5
Notes to Financial Statements ................   8

                                              This annual report for the Phoenix
                                       Home Life Variable Universal Life Account
                                 for the period ended December 31, 1997 contains
                                      the financial statements for the Account's
                                               variable universal life policies.

                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1997


                                                                                                            Multi-Sector
                                                                     Money Market           Growth          Fixed Income
                                                                      Sub-Account        Sub-Account         Sub-Account
                                                                   ----------------   -----------------   ----------------
Assets
 Investments at cost ...........................................     $ 16,637,078       $ 223,382,611       $ 16,173,563
                                                                     ============       =============       ============
 Investment in The Phoenix Edge Series Fund, at market .........     $ 16,637,078       $ 236,855,460       $ 16,582,895
                                                                     ------------       -------------       ------------
  Total assets .................................................       16,637,078         236,855,460         16,582,895
Liabilities
 Accrued expenses to related party .............................            9,797             156,810             10,808
                                                                     ------------       -------------       ------------
Net assets .....................................................     $ 16,627,281       $ 236,698,650       $ 16,572,087
                                                                     ============       =============       ============
Accumulation units outstanding .................................       11,538,596          56,320,835          7,200,511
                                                                     ============       =============       ============
Unit value .....................................................     $   1.441014       $    4.202684       $   2.301515
                                                                     ============       =============       ============


                                                                       Strategic
                                                                      Allocation       International        Balanced
                                                                      Sub-Account       Sub-Account        Sub-Account
                                                                   ----------------   ---------------   ----------------
Assets
 Investments at cost ...........................................     $ 35,170,967      $ 38,821,949       $ 19,629,676
                                                                     ============      ============       ============
 Investment in The Phoenix Edge Series Fund, at market .........     $ 36,045,635      $ 43,146,110       $ 20,745,874
                                                                     ------------      ------------       ------------
  Total assets .................................................       36,045,635        43,146,110         20,745,874
Liabilities
 Accrued expenses to related party .............................           24,077            28,378             13,791
                                                                     ------------      ------------       ------------
Net assets .....................................................     $ 36,021,558      $ 43,117,732       $ 20,732,083
                                                                     ============      ============       ============
Accumulation units outstanding .................................       12,947,264        23,810,180         11,686,186
                                                                     ============      ============       ============
Unit value .....................................................     $   2.782175      $   1.810895       $   1.774067
                                                                     ============      ============       ============


                                                                                                             Aberdeen
                                                                     Real Estate      Strategic Theme        New Asia
                                                                     Sub-Account        Sub-Account        Sub-Account
                                                                   ---------------   -----------------   ---------------
Assets
 Investments at cost ...........................................     $ 3,703,960        $ 4,532,000        $ 1,559,523
                                                                     ===========        ===========        ===========
 Investment in The Phoenix Edge Series Fund, at market .........     $ 4,148,357        $ 4,473,952        $ 1,049,925
                                                                     -----------        -----------        -----------
  Total assets .................................................       4,148,357          4,473,952          1,049,925
Liabilities
 Accrued expenses to related party .............................           2,644              2,907                695
                                                                     -----------        -----------        -----------
Net assets .....................................................     $ 4,145,713        $ 4,471,045        $ 1,049,230
                                                                     ===========        ===========        ===========
Accumulation units outstanding .................................       2,623,760          3,845,161          1,565,906
                                                                     ===========        ===========        ===========
Unit value .....................................................     $  1.580065        $  1.162772        $  0.670046
                                                                     ===========        ===========        ===========


                                                                                          Wanger
                                                                       Enhanced       International       Wanger U.S.
                                                                        Index           Small Cap          Small Cap
                                                                     Sub-Account       Sub-Account        Sub-Account
                                                                   ---------------   ---------------   ----------------
Assets
 Investments at cost ...........................................     $ 1,911,997       $ 6,984,952       $ 14,388,061
                                                                     ===========       ===========       ============
 Investment in the Phoenix Edge Series Fund, at market .........     $ 1,952,250                --                 --
 Investment in Wanger Advisors Trust, at market ................              --       $ 6,538,176       $ 16,357,922
                                                                     -----------       -----------       ------------
  Total assets .................................................       1,952,250         6,538,176         16,357,922
Liabilities
 Accrued expenses to related party .............................           1,242             4,304             10,425
                                                                     -----------       -----------       ------------
Net assets .....................................................     $ 1,951,008       $ 6,533,872       $ 16,347,497
                                                                     ===========       ===========       ============
Accumulation units outstanding .................................       1,830,791         6,507,413         12,260,968
                                                                     ===========       ===========       ============
Unit value .....................................................     $  1.065664       $  1.004066       $   1.333296
                                                                     ===========       ===========       ============

                       See Notes to Financial Statements

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 1997


                                                                                                     Multi-Sector
                                                                  Money Market         Growth        Fixed Income
                                                                   Sub-Account      Sub-Account      Sub-Account
                                                                 --------------   ---------------   -------------
Investment income
 Distributions ...............................................      $787,128        $ 1,274,518      $1,024,853
Expenses
 Mortality and expense risk charges ..........................       124,354          1,639,929         110,127
                                                                    --------        -----------      ----------
Net investment income (loss) .................................       662,774           (365,411)        914,726
                                                                    --------        -----------      ----------
Net realized gain (loss) from share transactions .............            34            (13,683)          4,696
Net realized gain distribution from Fund .....................            --         36,351,738         401,988
Net unrealized appreciation on investment ....................            --            909,243          18,289
                                                                    --------        -----------      ----------
Net gain on investments ......................................            34         37,247,298         424,973
                                                                    --------        -----------      ----------
Net increase in net assets resulting from operations .........      $662,808        $36,881,887      $1,339,699
                                                                    ========        ===========      ==========


                                                                       Strategic
                                                                       Allocation     International      Balanced
                                                                      Sub-Account      Sub-Account      Sub-Account
                                                                     -------------   ---------------   ------------
Investment income
 Distributions ...................................................    $  681,837       $  526,957       $  561,561
Expenses
 Mortality and expense risk charges ..............................       249,583          315,851          145,865
                                                                      ----------       ----------       ----------
Net investment income ............................................       432,254          211,106          415,696
                                                                      ----------       ----------       ----------
Net realized gain (loss) from share transactions .................        16,230          (38,944)           7,612
Net realized gain distribution from Fund .........................     4,395,531        4,047,584        2,259,915
Net unrealized appreciation (depreciation) on investment .........       604,211         (307,551)         120,786
                                                                      ----------       ----------       ----------
Net gain on investments ..........................................     5,015,972        3,701,089        2,388,313
                                                                      ----------       ----------       ----------
Net increase in net assets resulting from operations .............    $5,448,226       $3,912,195       $2,804,009
                                                                      ==========       ==========       ==========


                                                                                                                   Aberdeen
                                                                             Real Estate     Strategic Theme       New Asia
                                                                             Sub-Account       Sub-Account        Sub-Account
                                                                            -------------   -----------------   --------------
Investment income
 Distributions ..........................................................      $ 91,995         $  13,601         $   46,168
Expenses
 Mortality and expense risk charges .....................................        20,395            26,037             11,151
                                                                               --------         ---------         ----------
Net investment income (loss) ............................................        71,600           (12,436)            35,017
                                                                               --------         ---------         ----------
Net realized gain (loss) from share transactions ........................           438             2,000            (13,900)
Net realized gain distribution from Fund ................................       136,883           515,108                791
Net unrealized appreciation (depreciation) on investment ................       332,563           (66,310)          (502,645)
                                                                               --------         ---------         ----------
Net gain (loss) on investments ..........................................       469,884           450,798           (515,754)
                                                                               --------         ---------         ----------
Net increase (decrease) in net assets resulting from operations .........      $541,484         $ 438,362         $ (480,737)
                                                                               ========         =========         ==========


                                                                                                  Wanger           Wanger
                                                                               Enhanced         International        U.S.
                                                                                 Index            Small Cap       Small Cap
                                                                             Sub-Account(1)     Sub-Account       Sub-Account
                                                                            --------------     --------          ----------
Investment income
 Distributions ..........................................................   $        9,326     $  68,447         $  103,408
Expenses
 Mortality and expense risk charges .....................................            3,926        35,993             67,198
                                                                            --------------     ---------         ----------
Net investment income ...................................................            5,400        32,454             36,210
                                                                            --------------     ---------         ----------
Net realized loss from share transactions ...............................             (334)       (3,142)           (13,408)
Net realized gain distribution from Fund ................................            8,778            --                 --
Net unrealized appreciation (depreciation) on investment ................           40,253      (450,637)         1,960,796
                                                                            --------------     ---------         ----------
Net gain (loss) on investments ..........................................           48,697      (453,779)         1,947,388
                                                                            --------------     ---------         ----------
Net increase (decrease) in net assets resulting from operations .........   $       54,097     $(421,325)        $1,983,598
                                                                            ==============     =========         ==========
(1) From inception July 18, 1997 to December 31, 1997



                       See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 1997


                                                                                                               Multi-Sector
                                                                             Money Market        Growth        Fixed Income
                                                                              Sub-Account      Sub-Account     Sub-Account
                                                                           ---------------- ---------------- ---------------
From operations
 Net investment income (loss) ............................................  $     662,774    $    (365,411)   $    914,726
 Net realized gain .......................................................             34       36,338,055         406,684
 Net unrealized appreciation .............................................             --          909,243          18,289
                                                                            -------------    -------------    ------------
 Net increase in net assets resulting from operations ....................        662,808       36,881,887       1,339,699
                                                                            -------------    -------------    ------------
From accumulation unit transactions
 Participant deposits ....................................................     29,753,469       51,373,829       3,839,754
 Participant transfers ...................................................    (24,739,794)         461,474       1,758,903
 Participant withdrawals .................................................     (4,583,895)     (24,768,747)     (1,594,349)
                                                                            -------------    -------------    ------------
 Net increase in net assets resulting from participant transactions ......        429,780       27,066,556       4,004,308
                                                                            -------------    -------------    ------------
 Net increase in net assets ..............................................      1,092,588       63,948,443       5,344,007
Net assets
 Beginning of period .....................................................     15,534,693      172,750,207      11,228,080
                                                                            -------------    -------------    ------------
 End of period ...........................................................  $  16,627,281    $ 236,698,650    $ 16,572,087
                                                                            =============    =============    ============


                                                                                Strategic
                                                                                Allocation      International        Balanced
                                                                               Sub-Account       Sub-Account       Sub-Account
                                                                             ---------------   ---------------   ---------------
From operations
 Net investment income ...................................................    $    432,254      $    211,106      $    415,696
 Net realized gain .......................................................       4,411,761         4,008,640         2,267,527
 Net unrealized appreciation (depreciation) ..............................         604,211          (307,551)          120,786
                                                                              ------------      ------------      ------------
 Net increase in net assets resulting from operations ....................       5,448,226         3,912,195         2,804,009
                                                                              ------------      ------------      ------------
From accumulation unit transactions
 Participant deposits ....................................................       6,156,264         9,403,556         3,516,448
 Participant transfers ...................................................       1,805,561           284,097           397,233
 Participant withdrawals .................................................      (3,655,616)       (4,537,485)       (2,204,100)
                                                                              ------------      ------------      ------------
 Net increase in net assets resulting from participant transactions ......       4,306,209         5,150,168         1,709,581
                                                                              ------------      ------------      ------------
 Net increase in net assets ..............................................       9,754,435         9,062,363         4,513,590
Net assets
 Beginning of period .....................................................      26,267,123        34,055,369        16,218,493
                                                                              ------------      ------------      ------------
 End of period ...........................................................    $ 36,021,558      $ 43,117,732      $ 20,732,083
                                                                              ============      ============      ============


                       See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 1997
                                  (Continued)


                                                                                                                    Aberdeen
                                                                              Real Estate     Strategic Theme       New Asia
                                                                              Sub-Account       Sub-Account        Sub-Account
                                                                             -------------   -----------------   --------------
From operations
 Net investment income (loss) ............................................    $   71,600        $  (12,436)        $   35,017
 Net realized gain (loss) ................................................       137,321           517,108            (13,109)
 Net unrealized appreciation (depreciation) ..............................       332,563           (66,310)          (502,645)
                                                                              ----------        ----------         ----------
 Net increase (decrease) in net assets resulting from operations .........       541,484           438,362           (480,737)
                                                                              ----------        ----------         ----------
From accumulation unit transactions
 Participant deposits ....................................................     1,089,983         1,476,759            522,055
 Participant transfers ...................................................     1,984,226         1,197,938           (774,160)
 Participant withdrawals .................................................      (357,873)         (447,958)          (159,479)
                                                                              ----------        ----------         ----------
 Net increase (decrease) in net assets resulting from participant
  transactions ...........................................................     2,716,336         2,226,739           (411,584)
                                                                              ----------        ----------         ----------
 Net increase (decrease) in net assets ...................................     3,257,820         2,665,101           (892,321)
Net assets
 Beginning of period .....................................................       887,893         1,805,944          1,941,551
                                                                              ----------        ----------         ----------
 End of period ...........................................................    $4,145,713        $4,471,045         $1,049,230
                                                                              ==========        ==========         ==========


                                                                                                     Wanger
                                                                                 Enhanced        International      Wanger U.S.
                                                                                   Index           Small Cap         Small Cap
                                                                              Sub-Account(1)      Sub-Account       Sub-Account
                                                                             ----------------   ---------------   --------------
From operations
 Net investment income ...................................................      $    5,400        $   32,454       $     36,210
 Net realized gain (loss) ................................................           8,444            (3,142)           (13,408)
 Net unrealized appreciation (depreciation) ..............................          40,253          (450,637)         1,960,796
                                                                                ----------        ----------       ------------
 Net increase (decrease) in net assets resulting from operations .........          54,097          (421,325)         1,983,598
                                                                                ----------        ----------       ------------
From accumulation unit transactions
 Participant deposits ....................................................         334,421         2,372,417          3,760,805
 Participant transfers ...................................................       1,632,282         4,882,238         11,222,509
 Participant withdrawals .................................................         (69,792)         (595,864)        (1,086,412)
                                                                                ----------        ----------       ------------
 Net increase in net assets resulting from participant transactions ......       1,896,911         6,658,791         13,896,902
                                                                                ----------        ----------       ------------
 Net increase in net assets ..............................................       1,951,008         6,237,466         15,880,500
Net assets
 Beginning of period .....................................................              --           296,406            466,997
                                                                                ----------        ----------       ------------
 End of period ...........................................................      $1,951,008        $6,533,872       $ 16,347,497
                                                                                ==========        ==========       ============
(1) From inception July 18, 1997 to December 31, 1997



                       See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 1996


                                                                                                               Multi-Sector
                                                                             Money Market        Growth        Fixed Income
                                                                              Sub-Account      Sub-Account     Sub-Account
                                                                           ---------------- ---------------- ---------------
From operations
 Net investment income ...................................................  $     548,378    $     281,274    $    593,496
 Net realized gain .......................................................             --       11,420,506         326,876
 Net unrealized appreciation .............................................             --        4,791,630          43,393
                                                                            -------------    -------------    ------------
 Net increase in net assets resulting from operations ....................        548,378       16,493,410         963,765
                                                                            -------------    -------------    ------------
From accumulation unit transactions
 Participant deposits ....................................................     26,004,635       47,202,324       2,811,259
 Participant transfers ...................................................    (21,268,222)      10,438,285       1,823,625
 Participant withdrawals .................................................     (3,701,639)     (19,333,192)     (1,071,344)
                                                                            -------------    -------------    ------------
 Net increase in net assets resulting from participant transactions ......      1,034,774       38,307,417       3,563,540
                                                                            -------------    -------------    ------------
 Net increase in net assets ..............................................      1,583,152       54,800,827       4,527,305
Net assets
 Beginning of period .....................................................     13,951,541      117,949,380       6,700,775
                                                                            -------------    -------------    ------------
 End of period ...........................................................  $  15,534,693    $ 172,750,207    $ 11,228,080
                                                                            =============    =============    ============


                                                                            Strategic Allocation   International      Balanced
                                                                                 Sub-Account        Sub-Account     Sub-Account
                                                                           ---------------------- --------------- ---------------
From operations
 Net investment income ...................................................      $    324,553       $    245,322    $    296,076
 Net realized gain .......................................................         1,622,713            747,494       1,394,172
 Net unrealized appreciation (depreciation) ..............................           (91,227)         3,401,467        (304,864)
                                                                                ------------       ------------    ------------
 Net increase in net assets resulting from operations ....................         1,856,039          4,394,283       1,385,384
                                                                                ------------       ------------    ------------
From accumulation unit transactions
 Participant deposits ....................................................         6,031,095          8,480,853       3,636,746
 Participant transfers ...................................................         1,002,380          3,847,285        (651,439)
 Participant withdrawals .................................................        (2,871,670)        (3,414,225)     (1,868,673)
                                                                                ------------       ------------    ------------
 Net increase in net assets resulting from participant transactions ......         4,161,805          8,913,913       1,116,634
                                                                                ------------       ------------    ------------
 Net increase in net assets ..............................................         6,017,844         13,308,196       2,502,018
Net assets
 Beginning of period .....................................................        20,249,279         20,747,173      13,716,475
                                                                                ------------       ------------    ------------
 End of period ...........................................................      $ 26,267,123       $ 34,055,369    $ 16,218,493
                                                                                ============       ============    ============


                       See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 1996
                                  (Continued)


                                                                                                                  Aberdeen
                                                                              Real Estate    Strategic Theme      New Asia
                                                                            Sub-Account(1)    Sub-Account(1)   Sub-Account(2)
                                                                           ---------------- ----------------- ---------------
From operations
 Net investment income ...................................................    $   8,506        $      910       $    7,082
 Net realized gain .......................................................       22,646             1,002              919
 Net unrealized appreciation (depreciation) ..............................      111,837             8,263           (6,953)
                                                                              ---------        ----------       ----------
 Net increase in net assets resulting from operations ....................      142,989            10,175            1,048
                                                                              ---------        ----------       ----------
From accumulation unit transactions
 Participant deposits ....................................................      114,179           507,159          137,347
 Participant transfers ...................................................      648,017         1,412,288        1,825,934
 Participant withdrawals .................................................      (17,292)         (123,678)         (22,778)
                                                                              ---------        ----------       ----------
 Net increase in net assets resulting from participant transactions ......      744,904         1,795,769        1,940,503
                                                                              ---------        ----------       ----------
 Net increase in net assets ..............................................      887,893         1,805,944        1,941,551
Net assets
 Beginning of period .....................................................           --                --               --
                                                                              ---------        ----------       ----------
 End of period ...........................................................    $ 887,893        $1,805,944       $1,941,551
                                                                              =========        ==========       ==========


                                                                                  Wanger
                                                                               International       Wanger U.S.
                                                                                 Small Cap          Small Cap
                                                                              Sub-Account(3)     Sub-Account(3)
                                                                             ----------------   ----------------
From operations
 Net investment loss .....................................................       $    (30)          $    (65)
 Net realized gain .......................................................             --                 29
 Net unrealized appreciation .............................................          3,861              9,066
                                                                                 --------           --------
 Net increase in net assets resulting from operations ....................          3,831              9,030
                                                                                 --------           --------
From accumulation unit transactions
 Participant deposits ....................................................          8,061             11,399
 Participant transfers ...................................................        284,998            447,242
 Participant withdrawals .................................................           (484)              (674)
                                                                                 --------           --------
 Net increase in net assets resulting from participant transactions ......        292,575            457,967
                                                                                 --------           --------
 Net increase in net assets ..............................................        296,406            466,997
Net assets
 Beginning of period .....................................................             --                 --
                                                                                 --------           --------
 End of period ...........................................................       $296,406           $466,997
                                                                                 ========           ========
(1) From inception May 1, 1996 to December 31, 1996
(2) From inception September 18, 1996 to December 31, 1996
(3) From inception December 18, 1996 to December 31, 1996


                       See Notes to Financial Statements

               PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 1--Organization
     Phoenix Home Life Variable Universal Life Account (the "Account") is a separate investment account of Phoenix Home Life Mutual Insurance Company (Phoenix). The Account is offered as Flex Edge and Flex Edge Success for individual variable life insurance and as Joint Edge for variable first-to-die joint life insurance. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and currently consists of twelve Sub-Accounts, that invest in a corresponding series of The Phoenix Edge Series Fund, or Wanger Advisors Trust (the "Funds").

     Each series has distinct investment objectives. The Money Market Series is a short-term investment fund. The Growth Series is a growth common stock fund. The Multi-Sector Fixed Income Series is a long-term debt fund. The Strategic Allocation Series (formerly Total Return) invests in equity securities and long and short-term debt. The International Series invests primarily in internationally diversified equity securities. The Balanced Series is a balanced fund which invests in growth stocks and at least 25% of its assets in fixed income senior securities. The Real Estate Series invests in marketable securities of publicly traded Real Estate Investment Trusts ("REITs") and companies that are principally engaged in the real estate industry. The Strategic Theme Series invests in securities of companies believed to benefit from specific trends. The Aberdeen New Asia Series invests primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. The Research Enhanced Index ("Enhanced Index") Series invests in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the S & P
500. The Wanger International Small Cap Series invests in securities of non-U.S. companies with a stock market capitalization of less than $1 billion and the Wanger U.S. Small Cap Series invests in growth common stock of U.S. companies with stock market capitalization of less than $1 billion. Policyowners may also direct the allocation of their investments between the account and the Guaranteed Interest Account of the general account of Phoenix.

Note 2--Significant Accounting Policies

A. Valuation of investments: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.
B. Investment transactions and related income: Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.
C. Income taxes: The Account is not a separate entity from Phoenix and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.
D. Distributions: Distributions are recorded on the ex-dividend date.

Note 3--Purchases and Sales of Shares of the Funds

     Purchases and sales of shares of the Funds for the period ended December 31, 1997 aggregated the following:


Sub-Account                                    Purchases          Sales
-----------------------------------------   --------------   --------------
The Phoenix Edge Series Fund:
 Money Market ...........................    $24,741,678      $23,649,364
 Growth .................................     74,873,217       11,780,750
 Multi-Sector Fixed Income ..............      7,751,739        2,427,026
 Strategic Allocation ...................     11,873,632        2,733,352
 International ..........................     14,334,763        4,919,601
 Balanced ...............................      6,251,920        1,863,892
 Real Estate ............................      3,551,387          624,453
 Strategic Theme ........................      3,086,981          355,827
 Aberdeen New Asia ......................      1,164,685        1,541,033
 Enhanced Index .........................      1,996,553           84,221
Wanger Advisors Trust:
 Wanger International Small Cap .........      7,495,468          799,948
 Wanger U.S. Small Cap ..................     14,506,011          562,538

Note 4--Participant Accumulation Unit Transactions (in units)


                                                                             Sub-Account
                                        --------------------------------------------------------------------------------------------
                                            Money                         Multi-Sector     Strategic
                                            Market             Growth     Fixed Income     Allocation   International    Balanced
                                        --------------      ------------ --------------  -------------- -------------- -------------
Flex Edge and Flex Edge Success:
Units outstanding, beginning of period .    10,724,432       47,488,023    5,233,038       10,993,304    20,012,736      10,200,782
Participant deposits ...................    19,441,883       12,224,278    1,660,100        2,243,760     4,956,751       1,966,680
Participant transfers ..................   (16,331,954)        (111,168)     768,740          631,459        76,649         208,481
Participant withdrawals ................    (2,946,179)      (5,804,421)    (692,262)      (1,315,119)   (2,354,334)     (1,223,284)
                                         -------------       ----------    ---------       ----------   -----------      -----------
Units outstanding, end of period .......    10,888,182       53,796,712    6,969,616       12,553,404   22,691,802       11,152,659
                                         =============       ==========    =========       ==========   ===========      ===========

                                                                                                            Wanger
                                                             Strategic      Aberdeen       Enhanced      International   Wanger U.S.
                                          Real  Estate         Theme        New Asia         Index         Small Cap      Small Cap
                                         ----------------    ----------   -------------- -------------  ---------------- -----------
Units outstanding, beginning of period .     661,261          1,662,135    1,908,225               --      276,887          432,094
Participant deposits ...................     694,118          1,168,665      544,018          279,879    2,032,782        2,821,067
Participant transfers ..................   1,369,217          1,023,653     (839,908)       1,587,831    4,347,440        9,260,836
Participant withdrawals ................    (222,186)          (329,249)    (153,781)         (67,917)    (501,136)        (756,874)
                                         -------------       ----------   ----------    -------------   -----------      -----------
Units outstanding, end of period .......   2,502,410          3,525,204    1,458,554        1,799,793    6,155,973       11,757,123
                                         =============       ==========   ==========    =============   ===========      ===========




               PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS



                                                  Money                     Multi-Sector     Strategic
                                                  Market         Growth     Fixed Income     Allocation  International   Balanced
                                             --------------- ------------- --------------  ------------- -------------- -----------
Joint Edge:
Units outstanding, beginning of period .....      524,887      1,887,862      145,848         315,311       891,214       495,615
Participant deposits .......................    1,559,669        951,327       71,988         125,380       375,497       130,272
Participant transfers ......................   (1,247,797)       168,606       53,880          27,451        65,833        (9,439)
Participant withdrawals ....................     (186,345)      (483,672)     (40,821)        (74,282)     (214,166)      (82,921)
                                             --------------    ---------     --------         -------     -----------     --------
Units outstanding, end of period ...........      650,414      2,524,123      230,895         393,860     1,118,378       533,527
                                             ==============    =========     ========         =======     ===========     ========

                                                                                                             Wanger
                                                              Strategic      Aberdeen       Enhanced      International   Wanger U.S
                                               Real Estate      Theme        New Asia         Index         Small Cap      Small Cap
                                             ---------------  ---------    --------------   ----------   ---------------- ----------
Units outstanding, beginning of period .....     19,197          143,329      34,915               --       11,716         17,668
Participant deposits .......................     63,663          168,852      54,008           20,878      152,815        212,241
Participant transfers ......................     58,532           80,865      34,503           12,228      227,435        330,381
Participant withdrawals ....................    (20,042)         (73,089)    (16,074)          (2,108)     (40,526)       (56,445)
                                             --------------    ---------     --------      ----------    ------------     --------
Units outstanding, end of period ...........    121,350          319,957     107,352           30,998      351,440        503,845
                                             ==============    =========     ========      ==========    ============     ========



Note 5--Policy Loans

     Transfers are made to Phoenix's general account as a result of policy loans. Policy provisions allow policyowners to borrow up to 90% of a policy's cash value with an interest rate set in accordance with the contract due and payable on each policy anniversary. At the time a loan is granted, an amount equivalent to the amount of the loan is transferred from the Account to Phoenix's general account as collateral for the outstanding loan. These transfers are included in participant withdrawals in the accompanying financial statements. Amounts in the general account are credited with interest at 2% for Flex Edge success policies, and 6% for Joint Edge and Flex Edge policies. Loan repayments result in a transfer of collateral back to the Account.


Note 6--Investment Advisory Fees and Related Party Transactions

     Phoenix and its indirect, majority owned subsidiary, Phoenix Equity Planning Corporation, a registered broker/dealer in securities, provide all services to the Account.


     The cost of insurance is charged to each policy on a monthly basis by a withdrawal of participant units prorated among the elected Sub-Accounts. The amount charged to each policy depends on a number of variables including sex, age and risk class as well as the death benefit and cash value of the policy. Such costs aggregated $24,715,463 during the year ended December 31, 1997.


     Upon partial surrender of a policy, a surrender fee of the lesser of $25 or 2% of the partial surrender amount paid and a partial surrender charge equal to a pro rata portion of the applicable surrender charge is deducted from the policy value and paid to Phoenix.


     Phoenix Equity Planning Corporation is the principal underwriter and distributor of the Account. Phoenix Equity Planning Corporation is reimbursed for its distribution and underwriting expenses by Phoenix.


     Policies which are surrendered during the first ten policy years will incur a surrender charge, consisting of a contingent deferred sales charge designed to recover expenses for the distribution of Policies that are terminated by surrender before distribution expenses have been recouped, and a contingent deferred issue charge designed to recover expenses for the administration of Policies that are terminated by surrender before administrative expenses have been recouped. These are contingent charges paid only if the Policy is surrendered (or a partial withdrawal is taken or the Face Amount is reduced or the Policy lapses) during the first ten policy years. The charges are deferred (i.e. not deducted from premiums).


     Phoenix assumes the mortality risk that insureds may live for a shorter time than projected because of inaccuracies in the projecting process and, accordingly, that an aggregate amount of death benefits greater than projected will be payable. The expense risk assumed is that expenses incurred in issuing the policies may exceed the limits on administrative charges set in the policies. In return for the assumption of these mortality and expense risks, Phoenix charges the Account an annual rate of 0.80% of the average daily net assets of the Account for mortality and expense risks assumed for Flex Edge and Joint Edge. For Flex Edge Success, the Account is charged an annual rate of 0.80% for the first fifteen years and 0.25% thereafter.


Note 7--Diversification Requirements

     Under the provisions of Section 817(h) of the Internal Revenue Code (the "Code"), a variable universal life contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a universal life contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.


     The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Phoenix believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                       REPORT OF INDEPENDENT ACCOUNTANTS


[Price Waterhouse LLP logotype]                                           [LOGO]



To the Board of Directors of Phoenix Home Life Mutual Insurance Company and
 Participants of Phoenix Home Life Variable Universal Life Account

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations and of changes in net assets present fairly, in all material respects, the financial position of the Money Market Sub-Account, Growth Sub-Account, Multi-Sector Fixed Income Sub-Account, Strategic Allocation Sub-Account, International Sub-Account, Balanced Sub-Account, Real Estate Sub-Account, Strategic Theme Sub-Account, Aberdeen New Asia Sub-Account, Enhanced Index Sub-Account, Wanger International Small Cap Sub-Account and Wanger U.S. Small Cap Sub-Account (constituting the Phoenix Home Life Variable Universal Life Account, hereafter referred to as the "Account") at December 31, 1997 and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1997 by correspondence with the Funds' custodians, provide a reasonable basis for the opinion expressed above.



/s/ Price Waterhouse LLP



Hartford, Connecticut
February 19, 1998

PHOENIX HOME LIFE
VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Home Life Mutual Insurance Company
One American Row
Hartford, Connecticut 06115

Underwriter
Phoenix Equity Planning Corporation
P.O. Box 2200
100 Bright Meadow Boulevard
Enfield, Connecticut 06083-2200

Custodians
The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081


Brown Brothers Harriman & Co.
(International Series, Aberdeen New Asia Series)
40 Water Street
Boston, Massachusetts 02109


State Street Bank and Trust
(Real Estate Series, Enhanced Index Series)
P.O. Box 351
Boston, Massachusetts 02101

Independent Accountants
Price Waterhouse LLP
One Financial Plaza
Hartford, Connecticut 06103

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


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




[LOGO] PHOENIX



Phoenix Home Life Mutual Insurance Company
101 Munson Street
PO Box 810
Greenfield, MA 01302-0810





                                       [RECYCLE LOGO] Printed on Recycled Paper.

OL 1320K (2/98)              (C) 1998 Phoenix Home Life Mutual Insurance Company